Note 53 - Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions Abstract
Disclosure of Related Party Transactions

Related-party transactions

As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of December 31, 2017, 2016 and 2015, the following are the transactions with related parties

Transactions with significant shareholders

As of December 31, 2017, 2016 and 2015, there were no shareholders considered significant (see Note 26)

Transactions with BBVA Group entities

The balances of the main aggregates in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows

Balances arising from transactions with Entities of the Group (Millions of euros)
	2017	2016	2015
Assets:
Loans and advances to credit institutions	91	69	109
Loans and advances to customers	510	442	710
Liabilities:
Deposits from credit institutions	5	1	2
Customer deposits	428	533	449
Debt certificates
Memorandum accounts:
Financial guarantees given	1,254	1,586	1,671
Contingent commitments	114	42	28

The balances of the main aggregates in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows

Balances of Income Statement arising from transactions with Entities of the Group (Millions of euros)
	2017	2016	2015
Income statement:
Financial incomes	26	26	53
Financial costs	1	1	1
Fee and Commission Income	5	5	5
Fee and Commission Expenses	49	58	55

There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments, as described in Note 25; and the futures transactions arranged by BBVA Group with these entities, associates and joint ventures.

In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying consolidated financial statements

Transactions with members of the Board of Directors and Senior Management

The information on the remuneration of the members of the BBVA Board of Directors and Senior Management is included in Note 54.

As of December 31, 2017 and 2016, there were no loans granted by the Group’s entities to the members of the Board of Directors. As of December 31, 2015 the amount availed against the loans by the Group’s entities to the members of the Board of Directors was €200 thousand. The amount availed against the loans by the Group’s entities to the members of Senior Management on those same dates (excluding the executive directors) amounted to €4,049, €5,573 and €6,641 thousand, respectively.

As of December 31, 2017 and 2016, there were no loans granted to parties related to the members of the Board of Directors. As of December 31, 2015, the amount availed against the loans to parties related to the members of the Bank’s Board of Directors was €10,000 thousand. As of December 31, 2017, 2016 and 2015 the amount availed against the loans to parties related to members of the Senior Management amounted to €85, €98 and €113 thousand, respectively.

As of December 31, 2017, 2016 and 2015 no guarantees had been granted to any member of the Board of Directors.

As of December 31, 2017 and 2016, the amount availed against guarantees arranged with members of the Senior Management totaled €28 thousand. As of December 31, 2015 no guarantees had been granted to any member of the Senior Management.

As of December 31, 2017, 2016 and 2015 the amount availed against commercial loans and guarantees arranged with parties related to the members of the Bank’s Board of Directors and the Senior Management totaled €8, €8 and €1,679 thousand, respectively

Transactions with other related parties

In the years ended December 31, 2017, 2016 and 2015, the Group did not conduct any transactions with other related parties that are not in the ordinary course of its business, which were not carried out at arm's-length market conditions and of marginal relevance; whose information is not necessary to give a true picture of the BBVA Group’s consolidated net equity, net earnings and financial situation